BUSINESS COMBINATIONS - Fair value and estimated useful lives of intangible assets (Details) - USD ($)	Oct. 09, 2024	Aug. 05, 2024
DeliveryCircle LLC
BUSINESS COMBINATIONS
Fair value of intangible assets		$ 586,000
DeliveryCircle LLC | Customer relationships
BUSINESS COMBINATIONS
Fair value of intangible assets		$ 106,000
Remaining Useful Life		8 years
DeliveryCircle LLC | Developed technologies
BUSINESS COMBINATIONS
Fair value of intangible assets		$ 400,000
Remaining Useful Life		5 years
DeliveryCircle LLC | Trade Names
BUSINESS COMBINATIONS
Fair value of intangible assets		$ 80,000
Remaining Useful Life		5 years
Green Energy Gains
BUSINESS COMBINATIONS
Fair value of intangible assets	$ 97,790
Green Energy Gains | Customer relationships
BUSINESS COMBINATIONS
Fair value of intangible assets	$ 35,180
Remaining Useful Life	15 years
Green Energy Gains | Acquired technologies
BUSINESS COMBINATIONS
Fair value of intangible assets	$ 40,530
Remaining Useful Life	5 years
Green Energy Gains | Trade Names
BUSINESS COMBINATIONS
Fair value of intangible assets	$ 22,080
Remaining Useful Life	4 years